Environment-related topics	12 Months Ended
Dec. 31, 2025
Environment-related Topics
Environment-related topics

24.	Environment-related topics

The Group’s activities are subject to certain environmental regulations. Group Management considers that its operations comply, in all material respects, with the applicable laws and regulations related to environmental protection. In addition, the Group records provisions for the dismantling of wind and solar renewable assets based on the commitments assumed with the owners of the premises in which they are located and in accordance with applicable environmental regulations. The Group monitors potential relevant changes in environmental regulations related to its activities and has not identified any significant future changes in the foreseeable future.